Transactions with Related Parties - Account Balances with Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Loans [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	₩ 22,351	₩ 22,554
Loans [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | F&U Credit information Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | Wave City Development Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,147	22,147
Loans [member] | KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	204	407
Loans [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,351	22,554
Loans [member] | SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | SK Hystec Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | SK hynix Semiconductor (China) Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Loans [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0
Accounts receivable - trade and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	119,971	87,252
Accounts receivable - trade and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	7,941	5,987
Accounts receivable - trade and others [member] | F&U Credit information Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2	98
Accounts receivable - trade and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	21,510	14,766
Accounts receivable - trade and others [member] | Wave City Development Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	31,523	37,263
Accounts receivable - trade and others [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	5,359
Accounts receivable - trade and others [member] | KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	1,025	541
Accounts receivable - trade and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,490	130
Accounts receivable - trade and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	61,909	52,798
Accounts receivable - trade and others [member] | SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	4,422	1,561
Accounts receivable - trade and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	3,469	2,647
Accounts receivable - trade and others [member] | SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	0	54
Accounts receivable - trade and others [member] | SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	30	154
Accounts receivable - trade and others [member] | SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	14
Accounts receivable - trade and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	7,496	4,696
Accounts receivable - trade and others [member] | SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	2,757	5,511
Accounts receivable - trade and others [member] | SK Gas Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable		2,225
Accounts receivable - trade and others [member] | SK Hystec Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	848	2,661
Accounts receivable - trade and others [member] | SK hynix Semiconductor (China) Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	8,556
Accounts receivable - trade and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	22,529	8,958
Accounts receivable - trade and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts receivable	50,121	28,467
Accounts payable - other and others [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	482,851	473,676
Accounts payable - other and others [member] | SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	87,519	139,260
Accounts payable - other and others [member] | F&U Credit information Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	4,869	5,801
Accounts payable - other and others [member] | SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	48	89
Accounts payable - other and others [member] | Wave City Development Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	0
Accounts payable - other and others [member] | Daehan Kanggun BcN Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	0
Accounts payable - other and others [member] | KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	9,474	11,311
Accounts payable - other and others [member] | Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	2,262	1,764
Accounts payable - other and others [member] | Associates [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	16,653	18,965
Accounts payable - other and others [member] | SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	97	760
Accounts payable - other and others [member] | SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	85,421	167,433
Accounts payable - other and others [member] | SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	10,820	8,946
Accounts payable - other and others [member] | SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	16,319	39,188
Accounts payable - other and others [member] | SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	200,703	89,017
Accounts payable - other and others [member] | SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	22,673	1,019
Accounts payable - other and others [member] | SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	1,886	887
Accounts payable - other and others [member] | SK Gas Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable		60
Accounts payable - other and others [member] | SK Hystec Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	687	75
Accounts payable - other and others [member] | SK hynix Semiconductor (China) Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	0
Accounts payable - other and others [member] | Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	40,073	8,066
Accounts payable - other and others [member] | Others [Member]
Disclosure of transactions between related parties [Line Items]
Accounts payable	₩ 378,679	₩ 315,451